ANNUAL REPORT

Premier Money Market Shares

April 30, 2002

Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

Dear Shareholder:

We appreciate your decision to invest in the Premier Money Market Shares. To provide you with an update of holdings, on the following pages you'll find the fund's annual report for the year ended April 30, 2002. Also included are the financial highlights for the following Premier Money Market portfolios:

• Money Market Portfolio

• Government Securities Portfolio

• Tax-Exempt Portfolio

Briefly, for the year ended April 30, 2002 the fund's portfolios met their stated objectives in a challenging operating environment of declining interest rates and sadly marked by unprecedented terrorist attacks in the United States.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

As of April 8, 2002, a new group of investment professionals has been responsible for the day-to-day management of each product. These professionals have several years of experience managing money market funds. Please see the prospectus for more information.

Portfolio Performance
As of April 30, 2002

Premier Shares 7-Day Current Yield
Money Market Portfolio - Premier Money Market Shares	1.01%
Government Securities Portfolio - Premier Money Market Shares	0.96%
Tax-Exempt Portfolio - Premier Money Market Shares	0.47%
(Equivalent Taxable Yield)	0.77%

To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. The portfolios' net yield is the sum of the daily rates for the fund.

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 38.6%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Notes

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments as of April 30, 2002

Money Market Portfolio

	Principal Amount ($)	Value ($)
Certificate of Deposit and Bank Notes 12.8%
Allfirst Bank, 1.891%*, 8/28/2002	60,000,000	60,000,000
Allfirst Bank, 1.93%*, 7/23/2002	50,000,000	50,000,000
American Express Centurian Bank, 1.828%*, 8/20/2002	100,000,000	100,000,000
American Express Centurian Bank, 1.86%*, 11/6/2002	25,000,000	25,000,000
American Express Centurian Bank, 1.879%*, 8/28/2002	75,000,000	75,000,000
Banc One, N.A., 1.8%*, 8/15/2002	100,000,000	99,994,192
Bank of Scotland PLC, 1.8%***, 5/15/2002	100,000,000	99,930,000
Comerica Bank, 1.8%*, 10/28/2002	100,000,000	100,000,000
Comerica Bank, 1.81%*, 8/14/2002	100,000,000	99,994,247
Federal Home Loan Bank, 1.71%*, 3/24/2003	100,000,000	99,955,376
First U.S.A. Bank, 1.97%*, 5/15/2002	20,000,000	20,000,784
First Union National Bank, 1.87%*, 5/8/2002	55,000,000	55,000,000
FleetBoston Financial Corp., 2.0%*, 5/1/2002	25,000,000	25,000,000
National City Bank, 1.8%*, 8/16/2002	190,000,000	189,988,860
Royal Bank of Canada, 1.66%***, 7/31/2002	50,000,000	49,790,194
U.S. Bank National Association, 1.83%*, 1/10/2003	70,000,000	70,000,000
Total Certificates of Deposit and Bank Notes (Cost $1,219,653,653)		1,219,653,653

Commercial Paper 85.1%
Abbey National PLC, 1.94%***, 7/11/2002	100,000,000	99,617,389
Alpine Securitization Corp., 1.8%***, 5/16/2002	208,000,000	207,844,000
Amercian Honda Finance Corp., 1.91%*, 5/20/2002	80,000,000	80,004,253
American Honda Finance Corp., 1.92%*, 11/20/2002	65,000,000	64,996,385
Amercian Honda Finance Corp., 1.93%*, 12/6/2002	25,000,000	25,000,000
Amsterdam Funding Corp., 1.82%***, 5/2/2002	110,000,000	109,994,439
Associates Corp., 2.04%*, 6/15/2002	25,000,000	25,000,000
Associates Corp., 2.07%*, 6/26/2002	30,000,000	30,000,000
Atlantis One Funding Corp., 1.95%***, 8/16/2002	180,000,000	178,956,750
Barton Capital Corp., 1.73%***, 7/10/2002	60,521,000	60,317,414
Barton Capital Corp., 1.84%***, 7/10/2002	28,258,000	28,156,899
Bavaria Finance Funding LLC, 1.83%***, 5/6/2002	34,058,000	34,049,344
Bavaria Finance Funding LLC, 1.9%***, 6/21/2002	20,202,000	20,147,623
Bayersische Hypo-Und Vereinsbank AG, 1.78%, 7/31/2002	100,000,000	100,000,000
Bayersische Hypo-Und Vereinsbank AG, 1.79%***, 5/8/2002	100,000,000	99,965,194
Bayersische Hypo-Und Vereinsbank AG, 1.8%***, 7/24/2002	100,000,000	99,580,000
Beta Finance, Inc., 1.84%*, 5/3/2002	25,000,000	25,000,000
Beta Finance, Inc., 1.84%***, 6/10/2002	75,000,000	74,846,667
Black Forest Funding Corp., 1.82%***, 5/16/2002	40,000,000	39,969,667
Black Forest Funding Corp., 1.98%***, 7/1/2002	75,383,000	75,130,090
Blue Ridge Asset Funding Corp., 1.81%***, 5/9/2002	75,000,000	74,969,833
Capital One Funding Corp., 2.0%*, 12/2/2019	10,802,000	10,802,000
Capital One Funding Corp., 2.0%*, 10/1/2024	6,994,893	6,994,893
Capital One Funding Corp., 2.0%*, 4/1/2025	18,526,000	18,526,000
Caterpillar Financial Services Corp., 1.961%*, 6/3/2002	45,000,000	45,000,000
Caterpillar Financial Services Corp., 2.06%*, 7/9/2002	85,000,000	85,007,853
Caterpillar Financial Services Corp., 2.11%*, 7/8/2002	25,000,000	25,000,000
Centric Capital Corp., 1.68%***, 7/15/2002	54,000,000	53,811,000
Commerzbank Europe (Ireland), 1.86%***, 5/2/2002	200,000,000	199,989,667
Corporate Asset Funding Co., Inc., 1.77%***, 5/21/2002	125,000,000	124,877,083
Countrywide Home Loans, Inc., 2.02%***, 6/20/2002	100,000,000	99,719,444
Danske Corp., 1.8%***, 6/12/2002	25,000,000	24,947,500
Danske Corp., 1.81%***, 7/22/2002	50,000,000	49,793,861
Danske Corp., 1.84%***, 5/13/2002	100,000,000	99,938,667
Dow Chemical Co., 1.9%***, 5/6/2002	15,000,000	14,996,042
Dow Chemical Co., 1.9%***, 5/8/2002	50,000,000	49,981,528
Fairway Finance Corp., 1.94%***, 6/13/2002	28,519,000	28,452,915
Falcon Asset Securitization Corp., 1.8%***, 5/9/2002	100,000,000	99,960,000
Falcon Asset Securitization Corp., 1.8%***, 5/17/2002	35,000,000	34,972,000
Falcon Asset Securitization Corp., 1.89%***, 8/20/2002	72,022,000	71,602,292
FCAR Owner Trust I, 1.9%***, 7/2/2002	50,000,000	49,836,389
FCAR Owner Trust I, 1.9%***, 7/29/2002	96,000,000	95,549,067
Forrestal Fundings Master Trust, 1.84%***, 6/4/2002	40,333,000	40,262,910
Four Winds Funding Corp., 1.81%***, 5/14/2002	30,000,000	29,980,392
Four Winds Funding Corp., 1.94%***, 6/12/2002	55,000,000	54,875,517
Four Winds Funding Corp., 1.97%***, 6/20/2002	60,000,000	59,835,833
Galaxy Funding, Inc., 1.68%***, 5/17/2002	50,000,000	49,962,667
Galaxy Funding, Inc., 1.95%***, 8/23/2002	100,000,000	99,382,500
Galaxy Funding, Inc., 1.97%***, 8/23/2002	50,000,000	49,688,083
General Electric Capital Corp., 2.7%***, 6/14/2002	86,985,000	86,697,950
General Electric Capital Corp., 2.72%***, 6/14/2002	100,000,000	99,667,556
Giro Funding U.S. Corp., 1.66%***, 5/1/2002	18,997,000	18,997,000
Giro Funding U.S. Corp., 1.81%***, 6/17/2002	100,000,000	99,763,694
Goldman Sachs Group, Inc., 1.926%*, 10/16/2002	60,000,000	60,000,000
Goldman Sachs Group, Inc., 1.95%*, 2/21/2003	70,000,000	70,000,000
Goldman Sachs Group, Inc., 2.063%*, 7/5/2002	30,000,000	30,009,520
Goldman Sachs Group, Inc., 2.12%*, 2/5/2003	30,000,000	30,006,138
Greenwich Funding Corp., 1.81%***, 5/17/2002	100,000,000	99,919,556
Greenwich Funding Corp., 1.81%***, 5/21/2002	94,000,000	93,905,478
Greyhawk Funding, LLC, 1.68%***, 7/12/2002	80,000,000	79,731,200
Greyhawk Funding, LLC, 1.79%***, 6/11/2002	100,000,000	99,796,139
Halifax PLC,1.65%***, 7/15/2002	89,000,000	88,694,063
Halifax PLC,1.65%***, 7/17/2002	50,000,000	49,823,542
Household Finance Corp., 1.894%*, 9/26/2002	40,000,000	40,000,000
Household Finance Corp., 2.11%*, 5/24/2002	50,000,000	50,005,795
Household Finance Corp., 2.11%*, 12/20/2002	100,000,000	99,968,082
ING (U.S.) Funding LLC, 1.78%***, 7/22/2002	120,000,000	119,513,467
ING (U.S.) Funding LLC, 2.0%***, 10/21/2002	85,000,000	84,183,056
Intrepid Funding Master Trust, 1.86%***, 7/12/2002	100,496,000	100,122,155
J.P. Morgan Chase & Co., 1.84%***, 6/4/2002	120,000,000	119,791,467
K2 (USA), LLC, 1.86%*, 6/17/2002	75,000,000	75,000,000
K2 (USA), LLC, 1.94%***, 6/17/2002	40,000,000	39,898,689
Kitty Hawk Funding Corp., 1.82%***, 5/8/2002	124,348,000	124,303,995
Kitty Hawk Funding Corp., 1.92%***, 7/26/2002	31,691,000	31,545,644
Montauk Funding Corp., 1.75%***, 6/20/2002	80,000,000	79,805,556
Mont Blanc Capital Corp., 1.8%***, 5/22/2002	30,000,000	29,968,500
Mont Blanc Capital Corp., 1.82%***, 6/13/2002	25,000,000	24,945,653
Moriaty LLC, 2.1%***, 11/22/2002	90,000,000	88,923,750
Nordea North America, Inc., 2.023%***, 10/15/2002	50,000,000	49,530,860
Northern Rock PLC, 1.83%***, 7/23/2002	100,000,000	99,578,083
Old Line Funding Corp., 1.81%***, 5/7/2002	30,092,000	30,082,922
Park Avenue Receivables Corp., 1.79%***, 5/16/2002	57,993,000	57,949,747
Park Avenue Receivables Corp., 1.81%***, 5/7/2002	137,580,000	137,538,497
Pennine Funding LLC, 1.84%***, 6/7/2002	44,000,000	43,916,791
Pennine Funding LLC, 1.92%***, 6/13/2002	70,000,000	69,839,467
Perry Global Funding LLC, 1.83%***, 7/16/2002	137,986,000	137,452,914
Perry Global Funding LLC, 1.84%***, 7/16/2002	31,274,000	31,152,518
Preferred Receivables Funding Corp., 1.79%***, 5/21/2002	75,000,000	74,925,417
Preferred Receivables Funding Corp., 1.8%***, 5/17/2002	25,000,000	24,980,000
Preferred Receivables Funding Corp., 1.8%***, 5/20/2002	100,000,000	99,905,000
Private Export Funding Corp., 1.85%***, 6/13/2002	25,000,000	24,944,757
Private Export Funding Corp., 1.85%***, 7/18/2002	26,000,000	25,895,783
Private Export Funding Corp., 2.02%***, 5/23/2002	25,000,000	24,969,139
Quincy Capital Corp., 1.81%***, 5/8/2002	29,814,000	29,803,507
Rabobank Nederland, 2.0%***, 10/25/2002	50,000,000	49,508,333
Scaldis Capital LLC, 1.67%***, 7/12/2002	50,000,000	49,833,000
Scaldis Capital LLC, 1.82%***, 7/12/2002	53,438,000	53,243,486
Scaldis Capital LLC, 1.83%***, 7/9/2002	30,000,000	29,894,775
Scaldis Capital LLC, 1.89%***, 7/8/2002	57,429,000	57,223,978
Sheffield Receivables Corp., 1.77%***, 5/30/2002	73,530,000	73,425,158
Sheffield Receivables Corp., 1.83%***, 7/23/2002	15,000,000	14,936,713
Sigma Finance, 1.85%***, 7/23/2002	45,000,000	44,808,063
Sigma Finance, 2.08%***, 7/11/2002	30,000,000	29,876,933
Societe Generale, 1.83%***, 7/19/2002	49,825,000	49,624,911
Societe Generale, 1.855%***, 8/16/2002	91,000,000	90,498,274
Spintab AB, 1.85%***, 6/13/2002	100,000,000	99,779,028
Spintab AB, 1.86%***, 8/19/2002	100,000,000	99,431,667
Surrey Funding Corp., 1.68%***, 7/12/2002	100,000,000	99,664,000
Surrey Funding Corp., 1.8%***, 5/10/2002	100,000,000	99,955,000
Surrey Funding Corp., 1.82%***, 5/3/2002	75,000,000	74,992,417
Swedbank, 2.08%***, 11/8/2002	100,000,000	98,896,444
Swedish National Housing Finance Corp., 1.82%***, 5/6/2002	50,000,000	49,987,361
Swedish National Housing Finance Corp., 1.87%***, 6/5/2002	43,000,000	42,921,824
Swedish National Housing Finance Corp., 1.88%***, 7/15/2002	50,000,000	49,804,167
Swedish National Housing Finance Corp., 1.95%***, 8/7/2002	50,000,000	49,734,583
Thunder Bay Funding, Inc., 1.81%***, 5/6/2002	35,000,000	34,991,201
Thunder Bay Funding, Inc., 1.87%***, 5/15/2002	82,375,000	82,315,095
Variable Funding Capital Corp., 1.77%***, 5/10/2002	50,000,000	49,977,875
Verizon Global Funding Corp., 2.06%*, 4/14/2003	85,000,000	84,990,340
Westdeutsche Landesbank GZ, 2.18%***, 12/19/2002	50,000,000	49,297,556
Westdeutsche Landesbank GZ, 2.27%***, 12/17/2002	100,000,000	98,549,722
Windmill Funding Corp., 1.81%***, 5/7/2002	100,000,000	99,969,827
Total Commercial Paper (Cost $8,112,876,828)		8,112,876,828
Miscellaneous Investments 0.2%
Texas State General Obligation, 1.98%, 12/1/2033 (b)	2,255,000	2,255,000
Texas State General Obligation, 2.05%, 12/1/2029 (b)	17,500,000	17,500,000
Total Miscellaneous Investments (Cost $19,755,000)		19,755,000

Repurchase Agreements** 1.9%
J.P. Morgan Chase & Co., to be repurchased at $150,007,667 1.84%, 5/1/2002	150,000,000	150,000,000
State Street Bank and Trust Co., to be repurchased at $33,247,690 1.83%, 5/1/2002	33,246,000	33,246,000
Total Repurchase Agreements (Cost $183,246,000)		183,246,000
Total Investment Portfolio - 100.0% (Cost $9,535,531,481) (a)		9,535,531,481

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of April 30, 2002.
** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
*** Interest rates represent annualized yield to date of maturity.
(a) Cost for federal income tax purposes was $9,535,531,481.
(b) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of April 30, 2002.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2002

Government Securities Portfolio

	Principal Amount ($)	Value ($)
Short-Term Notes 58.2%
Federal Farm Credit Bank, 1.725%*, 6/2/2003	15,000,000	14,996,062
Federal Farm Credit Bank, 1.77%*, 6/3/2002	10,000,000	9,999,831
Federal Farm Credit Bank, 1.77%*, 7/18/2002	50,000,000	49,998,991
Federal Home Loan Bank, 1.71%*, 3/24/2003	50,000,000	49,977,688
Federal Home Loan Bank, 1.713%*, 1/17/2003	25,000,000	24,994,283
Federal Home Loan Bank, 1.728%*, 2/26/2003	40,000,000	39,987,982
Federal Home Loan Bank, 1.733%*, 9/20/2002	60,000,000	59,991,853
Federal Home Loan Bank, 1.735%*, 3/14/2003	15,000,000	14,995,310
Federal Home Loan Bank, 1.738%*, 3/6/2003	75,000,000	74,967,050
Federal Home Loan Bank, 1.74%*, 8/23/2002	40,000,000	39,992,871
Federal Home Loan Bank, 1.74%*, 12/27/2002	15,000,000	14,996,138
Federal Home Loan Bank, 2.0%, 12/5/2002	16,000,000	15,968,027
Federal Home Loan Bank, 2.0%*, 1/23/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.25%, 2/12/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.25%, 3/4/2003	28,000,000	28,000,000
Federal Home Loan Bank, 2.28%*, 3/7/2003	20,000,000	20,000,000
Federal Home Loan Bank, 2.29%, 2/7/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.45%, 3/4/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.5%, 3/4/2003	30,000,000	30,000,000
Federal Home Loan Bank, 2.55%, 11/22/2002	32,000,000	32,000,000
Federal Home Loan Bank, 5.125%, 1/13/2003	30,000,000	30,606,222
Federal Home Loan Mortgage Corp., 1.855%***, 8/9/2002	40,000,000	39,793,889
Federal Home Loan Mortgage Corp., 1.980%***, 10/18/2002	27,000,000	26,747,550
Federal National Mortgage Association, 1.71%*, 7/26/2002	5,000,000	4,999,765
Federal National Mortgage Association, 1.72%*, 5/7/2003	25,000,000	24,993,335
Federal National Mortgage Association, 1.738%*, 10/4/2002	35,000,000	34,995,338
Federal National Mortgage Association, 1.749%*, 1/27/2003	10,000,000	9,995,627
Federal National Mortgage Association, 1.753%*, 1/3/2003	5,000,000	4,998,901
Federal National Mortgage Association, 1.785%*, 10/17/2002	40,000,000	39,987,709
Hainan Airlines, Series 2000-1, 2.01%*, 12/15/2007	20,000,000	20,000,000
Hainan Airlines, Series 2000-1, 2.205%*, 6/21/2004	20,585,092	20,585,092
Hainan Airlines, Series 2000-2, 1.919%*, 12/21/2004	18,861,506	18,861,506
Hainan Airlines, Series 2000-2, 2.01%*, 12/15/2007	25,000,000	25,000,005
Hainan Airlines, Series 2000-3, 2.01%*, 12/15/2007	20,000,000	20,000,000
Overseas Private Investment Corp., 1.95%*, 4/2/2007	3,580,000	3,579,422
Student Loan Marketing Association, 1.901%*, 6/5/2002	38,000,000	38,000,000
Student Loan Marketing Association, 2.008%*, 2/12/2004	20,000,000	19,989,360
Tetem Ocean Trailer, 1.987%*, 10/30/2014	25,000,000	25,000,000
Total Short-Term Notes (Cost $1,048,999,807)		1,048,999,807

Repurchase Agreements** 41.8%
Bear Stearns Co., Inc., to be repurchased at $75,025,521, 1.75%, 5/2/2002	75,000,000	75,000,000
Bear Stearns Co., Inc., to be repurchased at $182,063,700, 1.8%, 5/6/2002	182,000,000	182,000,000
Credit Suisse First Boston Corp., to be repurchased at $90,122,850, 1.755%, 5/20/2002	90,000,000	90,000,000
Goldman Sachs & Co., to be repurchased at $70,048,728, 1.79%, 5/14/2002	70,000,000	70,000,000
Goldman Sachs & Co., to be repurchased at $120,042,233, 1.81%, 5/7/2002	120,000,000	120,000,000
Merrill Lynch & Co., to be repurchased at $50,147,417, 1.83%, 5/31/2002	50,000,000	50,000,000
Morgan Stanley Dean Witter & Co., to be repurchased at $37,012,806, 1.78%, 5/2/2002	37,000,000	37,000,000
Morgan Stanley Dean Witter & Co., to be repurchased at $125,031,424, 1.81%, 5/1/2002	125,000,000	125,000,000
State Street Bank and Trust Co., to be repurchased at $3,977,202, 1.83%, 5/1/2002	3,977,000	3,977,000
Total Repurchase Agreements (Cost $752,977,000)		752,977,000
Total Investment Portfolio - 100.0% (Cost $1,801,976,807) (a)		1,801,976,807

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of April 30, 2002.
** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.
*** Interest rates represent annualized yield to date of maturity.
(a) Cost for federal income tax purposes was $1,801,976,807.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments as of April 30, 2002

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
Alabama 3.5%
Birmingham, Special Care Facilities Authority, 1.8%*, 11/15/2039	21,500,000	21,500,000
Mobile, Special Care Facilities Financing Authority, Ascension Health Project, 1.8%*, 11/15/2039	10,000,000	10,000,000
Arizona 4.3%
Salt River Project, Agricultural Improvement and Power District, 1.25%**, 5/6/2002	7,000,000	7,000,000
Salt River Project, Agricultural Improvement and Power District, 1.25%**, 5/15/2002	7,700,000	7,700,000
Salt River Project, Agricultural Improvement and Power District, 1.35%**, 6/7/2002	5,600,000	5,600,000
Salt River Project, Agricultural Improvement and Power District, 1.35%**, 6/10/2002	11,700,000	11,700,000
Salt River Project, Agricultural Improvement and Power District, 1.63%**, 7/12/2002	2,363,000	2,363,000
Salt River Project, Agricultural Improvement and Power District, 1.65%**, 7/12/2002	4,500,000	4,500,000
California 3.8%
Los Angeles, Harbor Improvement Corp., 1.8%*, 1/1/2005	6,400,000	6,400,000
Revenue Anticipation Notes, 3.25%, 6/28/2002	18,000,000	18,028,974
Revenue Anticipation Notes, Series C, 1.475%*, 6/28/2002	10,000,000	10,000,000
Colorado 2.2%
Denver, Special Facilities Airport Revenue, Worldport at DIA Project, AMT, Series A, 1.85%*, 12/1/2029	16,000,000	16,000,000
Post Secondary Educational Facilities Authority Revenue, 1.85%*, 8/1/2017	3,955,000	3,955,000
District of Columbia 1.1%
General Obligation, Series B-2, 1.85%*, 6/1/2003	3,150,000	3,150,000
General Obligation, The Washington Home, Inc., 1.75%*, 8/1/2029	6,755,000	6,755,000
Florida 7.2%
Dade County, 1.3%**, 5/8/2002	10,108,000	10,108,000
Gainesville, Utility Authority, 1.25%**, 5/7/2002	4,000,000	4,000,000
Indian River County, Hospital Revenue, 1.8%*, 10/1/2015	7,000,000	7,000,000
Jacksonville, Electric Authority, 1.6%**, 5/9/2002	3,000,000	3,000,000
Jacksonville, Electric Authority, 1.65%**, 5/3/2002	10,200,000	10,200,000
Kissimmee, Utility Authority, 1.25%**, 5/16/2002	5,000,000	5,000,000
Orange County, Health Facilities Authority, Presbyterian Retirement Authority Project, 1.75%*, 11/1/2028	3,400,000	3,400,000
Orlando, Capital Improvements, 1.4%**, 6/12/2002	5,000,000	5,000,000
University of Northern Florida, 1.75%*, 11/1/2024	6,000,000	6,000,000
University of Northern Florida, 1.75%*, 11/1/2027	9,200,000	9,200,000
University of Northern Florida, 1.75%*, 11/1/2030	2,000,000	2,000,000
Georgia 2.7%
General Obligations, 1.65%**, 6/13/2002	10,000,000	10,000,000
LaGrange, Development Authority Revenue, LaGrange College Project, 1.75%*, 6/1/2031	4,000,000	4,000,000
Laurens County, Development Authority Revenue, 1.8%*, 9/1/2017	4,000,000	4,000,000
Willacoochie, Development Authority, Pollution Control Revenue, Langboard, Inc. Project, AMT, 1.8%*, 5/1/2021	6,000,000	6,000,000
Idaho 0.8%
Power County, Industrial Development Authority, 1.8%*, 4/1/2014	7,000,000	7,000,000
Illinois 3.4%
Carol Stream, Industrial Project Revenue, MAAC Machinery Co. Project, AMT, 1.75%*, 4/1/2024	2,530,000	2,530,000
Chicago, Airport Revenue, O'Hare International Airport, United Airlines, Inc. Project, Series A, 1.7%*, 12/1/2017	3,700,000	3,700,000
Des Plaines, Industrial Development Revenue, MMP Properties LLC Project, AMT, 2.0%*, 10/1/2018	3,835,000	3,835,000
Development Finance Authority, Museum of Contemporary Art Project, 1.75%*, 2/1/2029	6,000,000	6,000,000
Development Finance Authority, Turano Bakery Project, AMT, 2.0%*, 8/1/2025	6,210,000	6,210,000
Elgin, Judson College Project, 1.85%*, 7/1/2011	2,650,000	2,650,000
Rockford, Industrial Project Revenue, Fasterner Engineers Project, AMT, 2.15%*, 2/1/2015	1,850,000	1,850,000
Student Assistance Commission, Student Loan Revenue, AMT, Series A, 1.8%*, 3/1/2006	3,400,000	3,400,000
Indiana 1.7%
Columbia City, Economic Development Revenue, Precision Plastics Project, AMT, 1.75%*, 11/30/2017	3,700,000	3,700,000
Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 1.9%*, 6/1/2022	5,000,000	5,000,000
Health Facilities Financing Authority, Ascension Health, Series B, 1.8%*, 11/15/2039	1,250,000	1,250,000
Rockport, Pollution Control Revenue, Indiana and Michigan Electric Co. Project, Series A, 1.75%*, 8/1/2014	5,000,000	5,000,000
Kentucky 9.7%
Asset/Liability Commission, General Fund Revenue, Tax and Revenue Anticipation Notes, Series B, 1.252%*, 6/26/2002	17,000,000	17,000,000
Boone County, Pollution Control Revenue, 1.6%*, 8/1/2013	8,000,000	8,000,000
Campbellsville-Taylor County, Industrial Development Authority, Industrial Development Revenue, Cox Interior LLC Project, AMT, 1.85%*, 5/1/2015	2,830,000	2,830,000
Danville County, Multi-City Lease Revenue, 1.4%**, 6/11/2002	11,090,000	11,090,000
Danville County, Multi-City Lease Revenue, 1.4%**, 6/12/2002	11,000,000	11,000,000
Educational Development Authority, Health Care Revenue, 1.85%*, 11/1/2030	8,700,000	8,700,000
Lexington-Fayette Urban County, Industrial Development Revenue, YMCA Central Kentucky, Inc. Project, 1.85%*, 7/1/2019	7,200,000	7,200,000
Pendleton County, Multi-City Lease Revenue, 1.35%**, 5/1/2002	21,000,000	21,000,000
Louisiana 1.6%
Public Facilities Authority Revenue, Blood Center Properties, Inc. Project, 1.85%*, 7/1/2021	6,000,000	6,000,000
West Baton Rouge, 1.45%**, 5/14/2002	4,200,000	4,200,000
West Baton Rouge, 1.45%**, 5/15/2002	3,950,000	3,950,000
Maryland 2.0%
Anne Arundel County, Baltimore Gas and Electric, 1.35%**, 5/9/2002	6,000,000	6,000,000
Anne Arundel County, Baltimore Gas and Electric, 1.4%**, 5/10/2002	11,620,000	11,620,000
Michigan 4.2%
Delta County, Economic Development Corp., 1.25%**, 5/16/2002	3,300,000	3,300,000
Delta County, Economic Development Revenue, Mead Corp. Project, Series D, 1.7%*, 12/1/2023	3,000,000	3,000,000
State Housing Development Authority, Limited Obligation Revenue, 1.78%*, 12/1/2007	1,500,000	1,500,000
Strategic Fund, 1.45%**, 5/14/2002	6,370,000	6,370,000
Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC Project, AMT, 2.0%*, 2/1/2020	5,000,000	5,000,000
University of Michigan Board of Regents, 1.3%**, 5/20/2002	18,795,000	18,795,000
Missouri 0.6%
Development Financing Authority, Airport Revenue, St. Louis Air Project, AMT, 1.85%*, 3/1/2030	5,000,000	5,000,000
Montana 1.3%
Forsyth, Pollution Control Revenue, Pacificorp Project, 1.85%*, 1/1/2018	11,450,000	11,450,000
Nebraska 2.6%
Investment Finance Authority, Single Family Housing Revenue, AMT, Series G, 1.8%*, 9/1/2022	4,235,000	4,235,000
Omaha, Public Power District, 1.25%**, 5/9/2002	4,750,000	4,750,000
Omaha, Public Power District, 1.65%**, 7/12/2002	5,000,000	5,000,000
Omaha, Public Power District, 1.63%**, 7/12/2002	4,000,000	4,000,000
York, Industrial Development Revenue, Kroy Building Products, Inc. Project, AMT, 1.95%*, 1/1/2009	5,600,000	5,600,000
Nevada 0.5%
Las Vegas Valley, Water Authority Revenue, 1.35%**, 6/11/2002	4,600,000	4,600,000
New Hampshire 1.2%
Business Financing Authority, Waste Management of NH, Inc. Project, AMT, 1.8%*, 9/1/2012	11,000,000	11,000,000
New York 2.7%
Dormitory Authority Revenue, Cornell University, Series B, 1.6%*, 7/1/2025	7,500,000	7,500,000
Energy Research and Development Authority Revenue, Pollution Control Revenue, Niagara Mohawk Power Corp. Project, Series A, 1.75%*, 7/1/2015	2,600,000	2,600,000
New York City, General Obligation, Series B, 1.65%*, 10/1/2022	6,000,000	6,000,000
New York City, Transitional Finance Authority Revenue, Series A, 3.25%, 10/2/2002	8,000,000	8,036,994
Ohio 3.4%
Air Quality Development Authority, 1.35%**, 6/10/2002	2,000,000	2,000,000
Athens County, Port Authority Housing Revenue, Housing for Ohio, Inc. Project, 1.8%*, 6/1/2032	5,955,000	5,955,000
Higher Education Facilities Authority, 1.85%*, 9/1/2020	7,550,000	7,550,000
Higher Education Facilities Authority, 1.85%*, 9/1/2025	3,875,000	3,875,000
Stark County, Port Authority Revenue, Community Action Agency Project, 1.85%*, 12/1/2022	5,100,000	5,100,000
Water Development Authority, 1.25%**, 5/7/2002	6,000,000	6,000,000
Oklahoma 0.6%
Blaine County, Industrial Development Authority Revenue, Seaboard Farms, Inc. Project, AMT, 1.8%*, 11/1/2018	5,200,000	5,200,000
Oregon 0.4%
Economic Development Revenue, Western, Inc. Project, 1.8%*, 1/1/2017	3,650,000	3,650,000
Pennsylvania 7.0%
Dauphin County, General Authority Revenue, 1.75%*, 11/1/2017	16,280,000	16,280,000
Emmaus, General Authority Revenue, Series A, 1.7%*, 3/1/2030	17,300,000	17,300,000
Higher Education Assistance Agency, Student Loan Revenue, AMT, Series A, 1.8%*, 3/1/2027	6,500,000	6,500,000
Lancaster County, Hospital Authority Revenue, Luthercare Project, 2.1%*, 2/15/2029	13,010,000	13,010,000
Lehigh County, Industrial Development Authority, 1.55%*, 10/1/2014	4,500,000	4,500,000
Public School Building, 1.75%*, 3/1/2019	5,535,000	5,535,000
South Carolina 2.2%
Public Service Authority, 1.25%**, 5/7/2002	6,000,000	6,000,000
Public Service Authority, 1.4%**, 9/12/2002	8,000,000	8,000,000
Public Service Authority, 1.5%**, 6/13/2002	4,000,000	4,000,000
Public Service Authority Revenue, 1.76%*, 1/1/2023	2,000,000	2,000,000
Tennessee 1.0%
Marion County, Industrial and Environmental Development Board, Valmont Industries, Inc. Project, AMT, 1.8%*, 6/1/2025	8,500,000	8,500,000
Texas 16.9%
Austin, Utility System, 1.55%**, 6/12/2002	3,660,000	3,660,000
Harris County, A-1, 1.25%**, 5/7/2002	6,842,000	6,842,000
Harris County, D-1, 1.25%**, 5/7/2002	2,000,000	2,000,000
Harris County, D-1, 1.25%**, 5/8/2002	9,885,000	9,885,000
Harris County, D-1, 1.4%**, 5/6/2002	10,350,000	10,350,000
Municipal Power Agency, 1.25%**, 5/21/2002	10,000,000	10,000,000
Municipal Power Agency, 1.5%**, 8/12/2002	8,800,000	8,800,000
Municipal Power Agency, 1.7%**, 7/10/2002	12,000,000	12,000,000
Municipal Power Agency, 1.75%**, 7/9/2002	7,000,000	7,000,000
San Antonio, Electric & Gas Revenue, 1.3%**, 5/9/2002	10,000,000	10,000,000
San Antonio, Electric & Gas Revenue, 1.35%**, 6/12/2002	9,000,000	9,000,000
San Antonio, Electric & Gas Revenue, 1.5%**, 6/13/2002	16,000,000	16,000,000
San Antonio, Industrial Development Authority Revenue, 1.8%*, 12/1/2012	8,000,000	8,000,000
Small Business Industrial Development Corp., Industrial Development Revenue, 1.75%*, 7/1/2026	16,845,000	16,845,000
Tax and Revenue Anticipation Notes, Series A, 3.75%, 8/29/2002	15,000,000	15,062,072
University of Texas, Series A, 1.5%**, 8/26/2002	6,002,000	6,002,000
Utah 3.6%
Intermountain Power Agency, 1.15%**, 5/13/2002	2,000,000	2,000,000
Intermountain Power Agency, 1.25%**, 5/6/2002	11,000,000	11,000,000
Intermountain Power Agency, 1.25%**, 5/20/2002	11,100,000	11,100,000
Intermountain Power Agency, 1.6%**, 6/11/2002	3,000,000	3,000,000
Logan, Industrial Development Revenue, Tek Tool & Plastics, Inc. Project, AMT, 1.85%*, 11/1/2025	5,000,000	5,000,000
Vermont 1.4%
Industrial Development Authority, Industrial Development Revenue, 1.75%*, 12/1/2004	1,650,000	1,650,000
Student Assistance Corp., Student Loan Revenue, 1.6%*, 1/1/2004	10,990,000	10,990,000
Virginia 1.8%
Chesterfield County, Industrial Development Authority, 1.35%**, 5/7/2002	11,000,000	11,000,000
Louisa County, Industrial Development Authority, 1.35%**, 5/9/2002	5,500,000	5,500,000
Washington 2.9%
Port of Anacortes, 1.25%**, 5/8/2002	17,190,000	17,190,000
Tacoma Electric System, 1.6%**, 6/13/2002	9,000,000	9,000,000
Wisconsin 1.2%
Merrill, Industrial Development Revenue, C & H Packaging Co., Inc. Project, AMT, 1.8%*, 11/1/2014	3,035,000	3,035,000
Park Falls, Industrial Development Revenue, Weather Shield Project, AMT, 2.0%*, 8/1/2020	3,500,000	3,500,000
Pewaukee, Industrial Development Revenue, Gunner Press & Finishing Project, AMT, 2.0%*, 9/1/2020	2,640,000	2,640,000
Whitewater, Industrial Development Revenue, Mac Lean Fogg Co. Project, 1.8%*, 12/1/2009	1,000,000	1,000,000
Wyoming 0.5%
Gillette, Industrial Development Revenue, MDA Inc./Allwire Project, AMT, 1.85%*, 12/1/2011	4,550,000	4,550,000
Total Investment Portfolio - 100.0% (Cost $896,568,040) (a)		896,568,040

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rates as of April 30, 2002.
** Interest rates represent annualized yield to date of maturity.
(a) Cost of federal income tax purposes was $896,568,040.
AMT: Subject to alternative minimum tax.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of April 30, 2002
Assets	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Investments in securities, at amortized cost	$ 9,352,285,481	$ 1,048,999,807	$ 896,568,040
Repurchase agreements, at amortized cost	183,246,000	752,977,000	-
Cash	792	-	532,761
Receivable for investments sold	-	-	31,015,000
Receivable for Fund shares sold	102,926,765	4,376,182	6,185,651
Interest receivable	4,747,753	3,459,864	2,668,892
Other receivable	48,116	2,860	-
Total assets	9,643,254,907	1,809,815,713	936,970,344
Liabilities
Due to custodian bank	-	18,675	-
Dividends payable	7,718,944	1,556,279	671,098
Payable for Fund shares redeemed	87,190,849	4,786,142	5,979,667
Accrued management fee	1,226,416	230,083	101,507
Other accrued expenses and payables	9,258,330	2,111,171	397,642
Total liabilities	105,394,539	8,702,350	7,149,914
Net assets, at value	$ 9,537,860,368	$ 1,801,113,363	$ 929,820,430
Net Assets
Net assets consist of: Accumulated distributions in excess of net investment income	(569,765)	(490,062)	-
Undistributed net investment income	-	-	151,854
Accumulated net realized gain (loss)	(875,275)	-	(4,060)
Paid-in capital	9,539,305,408	1,801,603,425	929,672,636
Net assets, at value	$ 9,537,860,368	$ 1,801,113,363	$ 929,820,430

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2002 (continued)
Net Asset Value	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Institutional Shares Net assets applicable to shares outstanding	$ 99,761,282	$ -	$ 202,239,841
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	99,761,120	-	202,253,268
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ 1.00
Managed Shares Net assets applicable to shares outstanding	$ -	$ -	$ 194,623,986
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	-	-	194,625,086
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	-	$ -	$ 1.00
Premier Money Market Shares Net assets applicable to shares outstanding	$ 2,552,407,926	$ 1,383,572,295	$ 100,956,936
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	2,553,025,807	1,384,108,270	100,962,249
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00
Premium Reserve Money Market Shares Net assets applicable to shares outstanding	$ 132,801,352	$ -	$ -
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	132,801,017	-	-
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ -	$ -
Service Shares Net assets applicable to shares outstanding	$ 6,752,889,808	$ 417,541,068	$ 431,999,667
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized	6,752,842,143	417,516,295	431,842,499
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)	$ 1.00	$ 1.00	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2002
Investment Income	Money Market Portfolio	Government Securities Portfolio	Tax-Exempt Portfolio
Income: Interest	$ 311,614,183	$ 53,653,718	$ 21,833,761
Expenses: Management fee	15,805,533	2,819,556	1,565,293
Services to shareholders	35,326,287	5,482,056	1,637,057
Custodian fees	549,141	71,663	36,916
Distribution service fees	56,383,273	9,552,911	3,177,362
Auditing	82,856	7,442	2,244
Legal	162,793	8,250	9,202
Trustees' fees and expenses	91,449	43,876	26,485
Reports to shareholders	1,562,378	161,066	215,177
Registration fees	339,426	-	95,642
Other	605,977	65,212	66,515
Total expenses, before expense reductions	110,909,113	18,212,032	6,831,893
Expense reductions	(8,299,873)	(10,775)	(7,540)
Total expenses, after expense reductions	102,609,240	18,201,257	6,824,353
Net investment income	209,004,943	35,452,461	15,009,408
Net realized gain (loss) on investment transactions	66,826	12,319	(1,155)
Net increase (decrease) in net assets resulting from operations	$ 209,071,769	$ 35,464,780	$ 15,008,253

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Money Market Portfolio
	Years Ended April 30,
	2002	2001
Operations: Net investment income	$ 209,004,943	$ 495,234,957
Net realized gain (loss)	66,826	-
Net increase in net assets resulting from operations	209,071,769	495,234,957
Distributions to shareholders from net investment income: Institutional Shares	(9,045,007)	(18,426,604)
Premier Money Market Shares	(50,577,347)	(91,043,378)
Premium Reserve Money Market Shares	(3,417,140)	(3,199,030)
Service Shares	(147,038,335)	(382,565,945)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	32,510,790,175	51,486,565,007
Reinvestment of distributions	234,240,096	482,622,944
Cost of shares redeemed	(33,464,231,062)	(48,237,293,415)
Net increase (decrease) in net assets from Fund share transactions	(719,200,791)	3,731,894,536
Increase (decrease) in net assets	(720,206,851)	3,731,894,536
Net assets at beginning of period	10,258,067,219	6,526,172,683
Net assets at end of period (Including accumulated distributions in excess of net investment income of $569,765 at April 30, 2002)	$ 9,537,860,368	$ 10,258,067,219

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Government Securities Portfolio		Tax-Exempt Portfolio
	Years Ended April 30,		Years Ended April 30,
	2002	2001	2002	2001
Operations: Net investment income	$ 35,452,461	$ 74,732,198	$ 15,009,408	$ 32,009,131
Net realized gain (loss)	12,319	-	(1,155)	-
Net increase in net assets resulting from operations	35,464,780	74,732,198	15,008,253	32,009,131
Distributions to shareholders from net investment income: Institutional Shares	-	-	(4,470,761)	(8,133,719)
Managed Shares	-	-	(3,461,151)	(5,597,735)
Premium Money Market Shares	(26,543,030)	(47,430,937)	(1,182,253)	(2,252,845)
Service Shares	(9,321,248)	(27,301,261)	(5,439,338)	(16,024,832)
Fund share transactions at net asset value of $1.00 per share: Proceeds from shares sold	2,366,522,219	4,220,459,628	4,003,056,163	3,619,074,667
Reinvestment of distributions	40,613,864	70,532,644	8,628,981	17,820,450
Cost of shares redeemed	(2,439,540,653)	(2,958,710,144)	(4,040,141,138)	(3,444,562,332)
Net increase (decrease) in net assets from Fund share transactions	(32,404,570)	1,332,282,128	(28,455,994)	192,332,785
Increase (decrease) in net assets	(32,804,068)	1,332,282,128	(28,001,244)	192,332,785
Net assets at beginning of period	1,833,917,431	501,635,303	957,821,674	765,488,889
Net assets at end of period (including accumulated distributions in excess of net investment income of $490,062 at April 30, 2002 for the Government Securities Portfolio and undistributed net investment income of $151,854 at April 30, 2002 for the Tax-Exempt Portfolio)
	$ 1,801,113,363	$ 1,833,917,431	$ 929,820,430	$ 957,821,674

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Money Market Portfolio - Premier Money Market Shares

Years Ended April 30,	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.05	.01
Less distributions from net investment income	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.14	5.56[b]	.94b**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2,552	2,236	11
Ratio of expenses before expense reductions (%)	.97	.97[c]	.98*
Ratio of expenses after expense reductions (%)	.97	.96[c]	.95*
Ratio of net investment income (%)	2.09	5.37	5.19*

Government Securities Portfolio - Premier Money Market Shares

Years Ended April 30,	2002	2001	2000[d]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.02	.05	.01
Less distributions from net investment income	(.02)	(.05)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	2.03	5.46[b]	.84**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,384	1,300	4
Ratio of expenses before expense reductions (%)	.98	.98[e]	1.00*
Ratio of expenses after expense reductions (%)	.98	.97[e]	1.00*
Ratio of net investment income (%)	1.97	5.24	5.01*

a For the period February 23, 2000 (commencement of operations) to April 30, 2000.
b Total return would have been lower had certain expenses not been reduced.
c The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..95% and .95%, respectively.
d For the period March 1, 2000 (commencement of operations) to April 30, 2000.
e The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were ..96% and .96%, respectively.
* Annualized
** Not annualized

Tax-Exempt Portfolio - Premier Money Market Shares

Years Ended April 30,	2002	2001	2000[a]
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Net investment income	.01	.03	.01
Less distributions from net investment income	(.01)	(.03)	(.01)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	1.25	3.21	.45**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	87.40
Ratio of expenses (%)	.91	.97[b]	.96*
Ratio of net investment income(%)	1.25	3.06	3.05*

a For the period March 7, 2000 (commencement of operations) to April 30, 2000.
b The ratio of operating expenses excluding costs incurred in connection with the reorganization was .97%.
* Annualized
** Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Premier Money Market and Service. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Premier Money Market shares of each Portfolio, the Institutional shares of the Money Market Portfolio and Tax-Exempt Portfolio, the Premium Reserve Money Market shares of the Money Market Portfolio and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

At April 30, 2002, the Money Market Portfolio had a net tax basis capital loss carryforward of approximately $875,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2008 ($2,000), April 30, 2009 ($14,000) and April 30, 2010 ($859,000), the respective expiration dates, whichever occurs first.

At April 30, 2002, Tax-Exempt Portfolio had a net tax basis capital loss carryforward of approximately $2,430, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until April 30, 2003 ($370) and April 30, 2005 ($2,060), the respective expiration dates, whichever occurs first. In addition, from November 1, 2001, through April 30, 2002, Tax-Exempt Portfolio incurred approximately $1,630 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ending April 30, 2003.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. For the purposes of the daily dividend, net investment income includes all realized gains (losses) on portfolio securities.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolios except for the dividends payable of $7,718,944, $1,556,279 and $671,098 at April 30, 2002 for the Money Market Portfolio, Government Securities Portfolio and the Tax-Exempt Portfolio, respectively.

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned among the Portfolios in the Trust based on relative net assets.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

On April 5, 2002, 100% of Zurich Scudder Investments, Inc., ("ZSI") was acquired by Deutsche Bank AG with the exception of Threadneedle Investments in the U.K. Upon the closing of this transaction, ZSI became part of Deutsche Asset Management and changed its name to Deutsche Investment Management Americas Inc. ("DeIM"). Effective April 5, 2002, the investment management agreements with ZSI were terminated and DeIM became the investment advisor for the Trust. The Investment Management Agreement (the "Management Agreement") is the same in all material respects as the corresponding previous Management Agreement.

Management Agreement. Under the Management Agreement, the Advisor directs the investments of the Trust in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Trust pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average combined daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the year ended April 30, 2002, the Portfolios incurred management fees equivalent to the following annual effective rates of each Portfolio's average daily net assets:

Portfolio	Effective Rate (%)
Money Market Portfolio	.16
Government Securities Portfolio	.16
Tax-Exempt Portfolio	.16

The Advisor and certain of its subsidiaries have voluntarily agreed to maintain the annualized expenses of certain classes of shares of the Portfolios as follows:

For the period May 1, 2001 to July 31, 2001 Portfolio	Expense Limit*
Money Market Portfolio Institutional Shares	0.25%
Money Market Portfolio Service Shares	1.00%
Government Securities Portfolio Service Shares	1.00%
For the period August 1, 2001 to September 30, 2001 Portfolio	Expense Limit*
Money Market Portfolio Institutional Shares	0.25%
Money Market Portfolio Service Shares	1.05%
Government Securities Portfolio Service Shares	1.05%
For the period October 1, 2001 to January 1, 2002 Portfolio	Expense Limit*
Money Market Portfolio Institutional Shares	0.25%
Money Market Portfolio Service Shares	1.07%
Government Securities Portfolio Service Shares	1.07%
For the period January 2, 2002 to April 25, 2002 Portfolio	Expense Limit*
Money Market Portfolio Institutional Shares	0.25%
Money Market Portfolio Service Shares	1.10%
Government Securities Portfolio Service Shares	1.10%
For the period April 26, 2002 to April 30, 2002 Portfolio	Expense Limit*
Money Market Portfolio Institutional Shares	0.25%
Money Market Portfolio Service Shares	No Limit
Government Securities Portfolio Service Shares	No Limit
* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the shareholder service agent of the Trust. For the year ended April 30, 2002, the amount charged to the Portfolios by SISC was as follows:

Portfolio	Total Aggregated	Shareholder service fees waived by SISC	Unpaid at April 30, 2002
Money Market Portfolio:
Institutional Shares	$ 85,709	$ 60,000	$ -
Premier Money Market Shares	6,608,139	-	1,800,391
Premium Reserve Money Market Shares	110,359	-	26,886
Service Shares	22,878,882	8,216,047	1,921,057
Government Securities Portfolio:
Premier Money Market Shares	$ 3,959,828	$ -	$ 1,101,811
Service Shares	1,394,367	8,226	238,077
Tax-Exempt Portfolio:
Institutional Shares	$ 26,977	$ -	$ 5,420
Managed Shares	192,295	-	17,800
Premier Money Market Shares	206,676	-	11,011
Service Shares	1,206,176	-	-

Distribution Service Agreement. The Trust has a distribution agreement with Scudder Distributors, Inc. ("SDI"). For its services as primary distributor, the Trust pays SDI an annual fee ("Distribution Fee") of 0.60%, 0.60% and 0.50% of average daily net assets for the Service shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, and 0.25% of average net assets for the Premier Money Market shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, respectively, pursuant to separate Rule 12b-1 plans for this Trust.

In addition, effective July 27, 2001, the Trust pays SDI an annual fee of up to 0.075% and 0.10% of average daily net assets for the Institutional shares and Premium Reserve Money Market shares, of the Money Market Portfolio respectively.

Also effective July 27, 2001, the Trust pays SDI an annual fee of up to 0.25% of average daily net assets for the Managed shares of the Tax-Exempt Portfolio.

For the year ended April 30, 2002, the Distribution Fee was as follows:

Portfolio	Distribution Fee	Unpaid at April 30, 2002
Money Market Portfolio:
Institutional Shares	$ 22,631	$ 819
Premier Money Market Shares	6,144,579	518,405
Premium Reserve Money Market Shares	139,694	11,005
Service Shares	43,658,171	3,338,539
Government Securities Portfolio:
Premier Money Market Shares	$ 3,365,225	$ 280,825
Service Shares	2,822,461	209,582
Tax-Exempt Portfolio:
Managed Shares	$ 69,569	$ 23,648
Premier Money Market Shares	247,750	22,496
Service Shares	2,379,686	192,206

SDI provides information and administrative services ("Service Fee") to the Premier Money Market shares, the Premium Reserve Money Market shares and the Institutional shares as follows:

The Premier Money Market shares pay SDI an annual fee of 0.25% of average daily net assets.

Effective July 27, 2001, the Premium Reserve Money Market shares pays SDI an annual fee of up to 0.15% (reduced from 0.25%) of average daily net assets. Also effective July 27, 2001 the Institutional shares of the Money Market Portfolio pays SDI an annual fee of up to 0.15% of average daily net assets. For the period May 1, 2001 to July 26, 2001, the Managed Shares of the Tax Exempt Portfolio paid a fee of 0.25% of average daily net assets.

Effective July 27, 2001, the Managed Shares of the Tax-Exempt Portfolio no longer accrue a service fee but accrue a distribution fee as described above.

For the year ended April 30, 2002, the Service Fee was as follows:

Portfolio	Service Fee	Unpaid at April 30, 2002
Money Market Portfolio:
Institutional Shares	$ 64,079	$ 1,609
Premier Money Market Shares	6,144,579	518,405
Premium Reserve Money Market Shares	209,540	16,508
Government Securities Portfolio:
Premier Money Market Shares	$ 3,365,225	$ 280,825
Tax-Exempt Portfolio:
Managed Shares	$ 232,607	$ -
Premier Money Market Shares	247,750	25,478

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

Portfolio	Custodian Fee ($)	Transfer Agent Fees ($)
Money Market Portfolio	16,214	7,612
Government Securities Portfolio	1,436	1,113
Tax-Exempt Portfolio	7,540	-

4. Line of Credit

The Trust and several affiliated funds (the "Participants") share in a $1.3 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. During the period the Trust had no borrowings on the line of credit.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

Money Market Portfolio	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,837,042,455	$ 1,837,040,546	1,825,905,487	$ 1,825,905,487
Premier Money Market Shares	2,190,788,823	2,190,888,556	3,806,812,764	3,806,812,764
Premium Reserve Money Market Shares	274,127,759	274,131,313	254,841,452	254,841,452
Service Shares	28,208,394,516	28,208,729,760	45,599,005,304	45,599,005,304
		$ 32,510,790,175		$ 51,486,565,007
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	4,625,450	$ 4,625,450	16,394,646	$ 16,394,646
Premier Money Market Shares	56,779,026	56,779,026	82,349,912	82,349,912
Premium Reserve Money Market Shares	3,650,435	3,650,435	2,759,421	2,759,421
Service Shares	169,185,174	169,185,185	381,118,965	381,118,965
		$ 234,240,096		$ 482,622,944
Shares redeemed
Institutional Shares	(2,028,958,510)	$ (2,028,958,510)	(1,738,222,890)	$ (1,738,222,890)
Premier Money Market Shares	(1,930,401,758)	(1,930,401,758)	(1,664,661,744)	(1,664,661,744)
Premium Reserve Money Market Shares	(250,033,526)	(250,033,526)	(169,476,653)	(169,476,653)
Service Shares	(29,254,836,976)	(29,254,837,268)	(44,664,932,128)	(44,664,932,128)
		$ (33,464,231,062)		$ (48,237,293,415)
Net increase (decrease)
Institutional Shares	(187,290,605)	$ (187,292,514)	104,077,243	$ 104,077,243
Premier Money Market Shares	317,166,091	317,265,824	2,224,500,932	2,224,500,932
Premium Reserve Money Market Shares	27,744,668	27,748,222	89,124,220	88,124,220
Service Shares	(877,257,286)	(876,922,323)	1,315,192,141	1,315,192,141
		$ (719,200,791)		$ 3,731,894,536

Government Securities Portfolio	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Premier Money Market Shares	767,561,731	$ 767,491,733	1,654,497,855	$ 1,654,497,855
Service Shares	1,599,072,193	1,599,030,486	2,565,961,773	2,565,961,773
		$ 2,366,522,219		$ 4,220,459,628
Shares issued to shareholders in reinvestment of distributions
Premier Money Market Shares	29,894,127	$ 29,894,127	42,929,231	$ 42,929,231
Service Shares	10,719,737	10,719,737	27,603,413	27,603,413
		$ 40,613,864		$ 70,532,644
Shares redeemed
Premier Money Market Shares	(712,981,497)	$ (712,981,496)	(401,501,773)	$ (401,501,773)
Service Shares	(1,726,559,157)	(1,726,559,157)	(2,557,208,371)	(2,557,208,371)
		$ (2,439,540,653)		$ (2,958,710,144)
Net increase (decrease)
Premier Money Market Shares	84,474,361	$ 84,404,364	1,295,925,313	$ 1,295,925,313
Service Shares	(116,767,227)	(116,808,934)	36,356,815	36,356,815
		$ (32,404,570)		$ 1,332,282,128
Tax-Exempt Portfolio	Year Ended April 30, 2002		Year Ended April 30, 2001
	Shares	Dollars	Shares	Dollars
Shares sold
Institutional Shares	1,390,985,356	$ 1,390,988,691	465,122,993	$ 465,122,993
Managed Shares	343,454,577	343,408,667	259,273,270	259,273,270
Premier Money Market Shares	207,818,227	207,807,144	223,623,357	223,623,357
Service Shares	2,061,101,997	2,060,851,661	2,671,055,047	2,671,055,047
		$ 4,003,056,163		$ 3,619,074,667
Shares issued to shareholders in reinvestment of distributions
Institutional Shares	765,956	$ 765,956	699,823	$ 699,823
Managed Shares	200,609	200,609	33,088	33,088
Premier Money Market Shares	1,345,063	1,345,063	2,048,796	2,048,796
Service Shares	6,317,353	6,317,353	15,038,743	15,038,743
		$ 8,628,981		$ 17,820,450
Shares redeemed
Institutional Shares	(1,371,210,204)	$ (1,371,223,631)	(453,337,641)	$ (453,337,641)
Managed Shares	(323,779,380)	(323,779,380)	(215,882,141)	(215,882,141)
Premier Money Market Shares	(194,906,403)	(194,906,403)	(139,368,552)	(139,368,552)
Service Shares	(2,150,231,723)	(2,150,231,724)	(2,635,973,998)	(2,635,973,998)
		$ (4,040,141,138)		$ (3,444,562,332)
Net increase (decrease)
Institutional Shares	20,541,108	$ 20,531,016	12,485,175	$ 12,485,175
Managed Shares	19,875,806	19,829,896	43,424,217	43,424,217
Premier Money Market Shares	14,256,887	14,245,804	86,303,601	86,303,601
Service Shares	(82,812,373)	(83,062,710)	50,119,792	50,119,792
		$ (28,455,994)		$ 192,332,785

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2002, the related statements of operations for the year then ended, the statement of changes in net assets, for the each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising Cash Account Trust at April 30, 2002, the results of their operations for the year then ended, the changes in their net assets for the each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
June 19, 2002

Shareholder Meeting Results

A Special Meeting of Shareholders of Cash Account Trust (the "Trust") was held on March 28, 2002, at the office of Deutsche Investment Management Americas Inc. (formerly Zurich Scudder Investments, Inc.), Two International Place, Boston, Massachusetts.

The following matters were voted upon by the shareholders of each series of the Trust, voting separately, as applicable:

1. To approve a new investment management agreement for the Money Market Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
9,952,722,763	55,015,609	60,451,190

2. To approve a new investment management agreement for the Government Securities Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
1,746,211,538	16,101,480	17,802,586

3. To approve a new investment management agreement for the Tax-Exempt Portfolio with Deutsche Investment Management Americas Inc.

Affirmative	Against	Abstain
790,124,989	6,718,585	4,292,211

Trustees and Officers

The following table presents information about each Trustee of Cash Account Trust as of May 31, 2002. Each Trustee's age is in parentheses after his or her name. Unless otherwise noted, (i) each Trustee has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. The term of office for each Trustee is until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period.

Non-Interested Trustees
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held
John W. Ballantine (56)
Trustee	1999 to present	Retired 1998; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996)	83	Enron Corporation (effective May 30, 2002);
First Oak Brook Bancshares, Inc.;
Oak Brook Bank;
Tokheim Corporation (designer, manufacturer and servicer of electronic and mechanical petroleum marketing systems)

Lewis A. Burnham (69)
Trustee	1989 to present	Retired 1998; formerly, Director of Management Consulting, McNulty & Company; formerly, Executive Vice President, Anchor Glass Container Corporation	83	None
Donald L. Dunaway (65)
Trustee	1989 to present	Retired 1994; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer)	83	None
James R. Edgar (55)
Trustee	2001 to present	Distinguished Fellow, University of Illinois Institute of Government and Public Affairs; formerly, Governor, State of Illinois	83	Kemper Insurance Companies; John B. Sanfilippo & Son, Inc.; Horizon Group Properties, Inc.
Paul K. Freeman (52)
Trustee	May 2002 to present	President, Cook Street Holdings (consulting); Adjunct Professor, University of Denver; Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group Inc. (environmental insurance) (1986-1998)	83	None
Robert B. Hoffman (65)
Trustee	1989 to present	Retired 2000; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for mining and paper industries); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals)	83	None
Shirley D. Peterson (60)
Trustee	1995 to present	Retired 2000; formerly, President, Hood College; prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), U.S. Department of Justice	83	Bethlehem Steel Corp.
Fred B. Renwick (72)
Trustee	2001 to present	Retired 2001; Professor Emeritus of Finance, New York University, Stern School of Business	83	The Wartburg Foundation;
Chairman, Finance Committee of Morehouse College Board of Trustees;
The Investment Fund for Foundations;
American Bible Society Investment Committee; formerly, member of the Investment Committee of Atlanta University Board of Trustees; formerly, Director of Board of Pensions, Evangelical Lutheran Church in America

William P. Sommers (68)
Trustee	1989 to present	Retired; formerly, President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm)	83	PSI Inc.; Evergreen Solar, Inc.; SRI/Atomic Tangerine
John G. Weithers (68)
Trustee	2001 to present	Retired 1992; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange	83	Federal Life Insurance Company; Chairman of the Members of the Corporation and Trustee, DePaul University; formerly, International Federation of Stock Exchanges, Records Management Systems
Interested Trustees[1]
Richard T. Hale (56)
Trustee and Chairman	May 2002 to present	Managing Director, Deutsche Asset Management	220	None
William F. Glavin, Jr. (43)
Trustee	2001 to present	Managing Director, Deutsche Investment Management Americas Inc.	83	None

1 Each trustee listed under the heading "Interested Trustees" is an "interested person" of the investment manager or of the fund within the meaning of the Investment Company Act of 1940, as amended, due to the fact that each is an officer of the fund's investment manager or affiliate thereof.

The fund's Statement of Additional Information ("SAI") includes additional information about the Trustees. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: 1-800-621-1048.

The following table presents information about each Officer of the Trust as of May 31, 2002. Each Officer's age is in parentheses after his or her name. Unless otherwise noted, the address of each Officer is c/o Deutsche Asset Management, Two International Place, Boston, Massachusetts 02110-4103. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other officers hold offices in accordance with the By-Laws of the Trust. Each Officer of the Trust is an employee of the Fund's Advisor, Deutsche Investment Management Americas Inc., or an affiliate of the Advisor.

Officers
Name, Age and Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During the Past 5 Years
William F. Glavin, Jr. (43)
President	April 2002 to present	Managing Director, Deutsche Investment Management Americas Inc.
Stephen H. Boyd (31)
Vice President	April 2002 to present	Vice President, Deutsche Asset Management (1998 to present); prior thereto, analyst for Union Bank of Switzerland and municipal research analyst for ABN AMRO Securities
Richard T Hale (56)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Gary R. Pollack (48)
Vice President	April 2002 to present	Director, Deutsche Asset Management
Darlene M. Rasel (50)
Vice President	April 2002 to present	Managing Director, Deutsche Asset Management
Philip J. Collora (56)
Vice President and Assistant Secretary	1990 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Daniel O. Hirsch (48)
Vice President and Assistant Secretary	April 2002 to present	Managing Director, Deutsche Asset Management (1998 to present); prior thereto, Assistant General Counsel, Securities and Exchange Commission (1993-1998)
Gary L. French (50)
Treasurer	January 2002 to present	Managing Director, Deutsche Investment Management Americas Inc. (2001 to present); prior thereto, President, UAM Fund Services, Inc.
John R. Hebble (43)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Thomas Lally (34)
Assistant Treasurer	2001 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
Brenda Lyons (39)
Assistant Treasurer	1998 to present	Senior Vice President, Deutsche Investment Management Americas Inc.
John Millette (39)
Secretary	2001 to present	Vice President, Deutsche Investment Management Americas Inc.
Caroline Pearson (40)
Assistant Secretary	1998 to present	Managing Director, Deutsche Investment Management Americas Inc. (1997 to present); prior thereto, Associate, Dechert Price & Rhoads (law firm)

Notes

Notes

Notes

Notes

Principal Underwriter
Scudder Distributors, Inc.
222 S. Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Cash Account Trust prospectus.